united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2017

AlphaCore Absolute Fund

Institutional Class – GDAMX

1-855-447-2532
www.alphacorefunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the AlphaCore Absolute Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

AlphaCore Absolute Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

		Annualized Total Returns
	Six Months	One Year	Five Year	Since Inception*

AlphaCore Absolute Fund	1.62%	0.87%	8.05%	5.55%
S&P 500 Total Return	11.42%	21.83%	15.79%	13.88%
HFRX Global Hedge Fund Index	3.35%	5.99%	2.13%	1.08%

*	The Fund commenced operations on July 19, 2011.

The S&P 500 Total Return is an unmanaged market capitalization weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, is 2.52% for the Institutional Class as per the October 30, 2017 prospectus. For performance information current to the most recent month-end, please call 1-855-447-2532.

PORTFOLIO COMPOSITION* (Unaudited)

Mutual Funds	95.1%
Private Investment Fund	2.6%
Cash and Other Assets	2.3%
100.0%

*   Based on Net Assets as of December 31, 2017.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

AlphaCore Absolute Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	MUTUAL FUNDS - 95.1%
	ALTERNATIVE FUNDS - 43.8%
487,066	Alphacore Statistical Arbitrage Fund - Institutional Class * #	$7,155,774
601,693	BlackRock Event Driven Equity Fund - Institutional Class *	5,433,288
207,378	Credit Suisse Managed Futures Strategy Fund - Class I *	2,223,096
		14,812,158
	ASSET ALLOCATION FUNDS - 20.7%
338,674	ASG Managed Futures Strategy Fund - Class Y	3,545,921
292,407	William Blair Macro Allocation Fund - Class I	3,473,792
		7,019,713
	DEBT FUND - 12.2%
435,408	Angel Oak Flexible Income Fund - Institutional Class	4,127,668

	EQUITY FUND - 18.4%
280,154	Boston Partners Long/Short Equity Fund - Institutional Class *	6,241,825

	TOTAL MUTUAL FUNDS (Cost - $31,846,332)	32,201,364

	PRIVATE INVESTMENT FUND - 2.6%
925,000	Hayman China Opportunities Offshore Fund LP *(a)	865,155
	TOTAL PRIVATE INVESTMENT FUND (Cost - $925,000)

	TOTAL INVESTMENTS (Cost - $32,771,332) (b) - 97.7%	$33,066,519
	CASH AND OTHER ASSETS LESS LIABILITIES - 2.3%	783,669
	NET ASSETS - 100.0%	$33,850,188

*	Non-income producing securities.

#	Affiliated security.

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is 2.6% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,822,112 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$797,754
Unrealized Depreciation:	(553,347)
Net Unrealized Appreciation:	$244,407

The accompanying notes are an integral part of these financial statements.

AlphaCore Absolute Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2017

Assets:
Investments in Securities at Cost (includes $7,300,487 of affiliated)	$32,771,332
Investments in Securities at Value (includes $7,155,774 of affiliated)	$33,066,519
Cash	795,769
Receivable for Fund Shares Sold	44,670
Dividends and Interest Receivable	15,500
Prepaid Expenses and Other Assets	17,950
Total Assets	33,940,408

Liabilities:
Payable for Fund Shares Redeemed	57,813
Payable to Related Parties	27,505
Accrued Advisory Fees	4,902
Total Liabilities	90,220

Net Assets	$33,850,188

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$31,886,815
Undistributed Net Investment Income	308,843
Accumulated Net Realized Gain From Investments and Swap Contracts	1,359,343
Net Unrealized Appreciation on Investments	295,187
Net Assets	$33,850,188

Net Asset Value Per Share Institutional Class:
Net Assets	$33,850,188
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	3,585,383
Net Asset Value, Offering Price and Redemption Price per Share	$9.44

The accompanying notes are an integral part of these financial statements.

AlphaCore Absolute Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2017

Investment Income:
Unaffiliated Dividend Income	$482,173
Interest Income	1,542
Total Investment Income	483,715

Expenses:
Investment Advisory Fees	113,621
Administration Fees	23,694
Shareholder Service Fees	22,758
Fund Accounting Fees	15,267
Registration and Filing Fees	15,123
Printing Expense	11,967
Chief Compliance Officer Fees	11,594
Audit Fees	11,073
Legal Fees	9,094
Transfer Agent Fees	7,682
Trustees’ Fees	6,050
Custody Fees	3,932
Insurance Expense	1,512
Miscellaneous Expenses	14,357
Total Expenses	267,724
Less: Investment Advisory Fees Waived	(92,852)
Net Expenses	174,872
Net Investment Income	308,843

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	(38,610)
Swap Contracts	411
(38,199)
Net Change in Unrealized Appreciation (Depreciation) on Investments:
Unaffiliated Investments	444,904
Affiliated Investment	(144,713)
300,191

Net Realized and Unrealized Gain on Investments	261,992

Net Increase in Net Assets Resulting From Operations	$570,835

The accompanying notes are an integral part of these financial statements.

AlphaCore Absolute Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
	December 31, 2017	June 30, 2017
Operations:	(Unaudited)
Net Investment Income (Loss)	$308,843	$(151,894)
Net Realized Gain (Loss) on Investments, Options and Swaps	(38,199)	32,398,793
Capital Gains Distributions from Underlying Investment Companies	—	202
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	300,191	(28,001,841)
Net Increase in Net Assets Resulting From Operations	570,835	4,245,260

Distributions to Shareholders From:
Capital Gains:
Institutional Class ($0.14 and $2.81 per share, respectively)	(505,306)	(22,044,980)
Total Distributions to Shareholders	(505,306)	(22,044,980)

Capital Share Transactions:
Institutional Class:
Proceeds from Shares Issued	9,784,095	31,706,689
Distributions Reinvested	505,306	21,935,610
Cost of Shares Redeemed	(7,735,789)	(161,099,234)
Redemption Fees	—	30
Net Increase (Decrease) from Capital Share Transactions	2,553,612	(107,456,905)

Net Increase (Decrease) in Net Assets	2,619,141	(125,256,625)

Net Assets:
Beginning of Period	31,231,047	156,487,672
End of Period (including accumulated net investment income of $308,843 and $0, respectively)	$33,850,188	$31,231,047

SHARE ACTIVITY
Institutional Class
Shares Sold	1,031,278	3,364,998
Shares Reinvested	53,528	2,296,922
Shares Redeemed	(811,260)	(15,429,730)
Net increase (decrease) in shares of beneficial interest outstanding	273,546	(9,767,810)

The accompanying notes are an integral part of these financial statements.

AlphaCore Absolute Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Institutional Class (f)
	For the six months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.43		$11.96	$13.35	$12.91	$10.54	$9.35
From Operations:
Net investment income (loss) (a)	0.08		(0.05)	0.16	0.19	0.19	0.18
Net gain (loss) from investments (both realized and unrealized)	0.07		0.33	(0.25)	0.49	2.18	1.01
Total from operations	0.15		0.28	(0.09)	0.68	2.37	1.19

Distributions to shareholders from
net investment income	—		—	(0.15)	(0.18)	—	(0.00	) (e)
net realized gains	(0.14)		(2.81)	(1.15)	(0.06)	—	—
Total distributions	(0.14)		(2.81)	(1.30)	(0.24)	—	(0.00)
Paid in capital from redemption fees	0.00		0.00 (e)	—	0.00 (e)	0.00 (e)	0.00	(e)

Net Asset Value, End of Period	$9.44		$9.43	$11.96	$13.35	$12.91	$10.54

Total Return (b)	1.62	% (h)	2.05%	(0.50)%	5.24%	22.49%	12.77%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$33,850		$31,231	$156,488	$210,310	$260,554	$231,546
Ratio of expenses to average net assets,
before waiver (c)	1.53	% (g)	1.75%	1.24%	1.19%	1.19%	1.18%
net of waiver(c)	1.00	% (g)	0.87%	0.74%	0.34%	0.19%	0.18%
Ratio of net investment income (loss) to average net assets (c)(d)	(1.77	)% (g)	(0.48)%	1.25%	1.43%	1.57%	1.85%
Portfolio turnover rate	47	% (h)	283%	338%	25%	28%	155%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each year or period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Amount is less than $0.01 per share.

(f)	Institutional Class was formerly known as Manager Class.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

AlphaCore Absolute Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017

1.	ORGANIZATION

AlphaCore Absolute Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company. The Fund offers one class of shares designated as Institutional Class (formerly Manager Class). The Fund seeks long-term capital appreciation with low correlation to equities and bonds, as well as lower volatility than traditional stocks. The Fund commenced operations on July 19, 2011.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded

AlphaCore Absolute Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AlphaCore Absolute Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2017 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,201,364	$—	$—	$32,201,364
Private Investment Fund	—	865,155	—	865,155
Total	$32,201,364	$865,155	$—	$33,066,519

There were no transfers into and out of Level 1 and Level 2 during the period.

It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.

Cash – Cash is held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2014 - 2016, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid semi-annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”) effective as of December 2, 2016, investment advisory services are provided to the Fund by AlphaCore Capital, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.65% of the average daily net assets of the Fund. For the six months ended December 31, 2017, the Adviser earned advisory fees for the Fund of $113,621.

AlphaCore Absolute Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees), contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2018, so that the total annual operating expenses of the Fund does not exceed 1.00% of the average daily net assets of the Fund’s Institutional Class (the “Expense Limitation Agreement”). Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the six months ended December 31, 2017, the Adviser waived fees and reimbursed expenses of $92,852 pursuant to its contractual agreement. As of June 30, 2017, $94,615 of fee waivers or expense reimbursements was subject to recapture by the Adviser which expires in June 30, 2020.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2017, amounted to $18,595,092 and $15,625,975, respectively, for Fund.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Fund as of December 31, 2017 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the affiliated company is as follows:

					Change in
	Value - Beginning of			Realized	Unrealized	Dividend	Value - End of	Ending
Affiliated Holding	Period	Purchases	Sales Proceeds	Gain / (Loss)	Gain / (Loss)	Income	Period	Shares
AlphaCore Statistical Arbitrage Fund	$—	$7,300,487	$—	$—	$(144,713)	$—	$7,155,774	487,066

AlphaCore Absolute Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the years ended June 30, 2017 and June 30, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2017	June 30, 2016
Ordinary Income	$—	$—
Long-Term Capital Gain	22,044,980	18,761,703
Return of Capital	—	—
	$22,044,980	$18,761,703

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$415,636	$1,537,992	$—	$—	$—	$(55,784)	$1,897,844

The difference between book basis and tax basis unrealized depreciation and accumulated net realized gain (loss) from security transactions and swap contracts is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, tax adjustments for swaps and equalization debits, resulted in reclassification for the year ended June 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$29,322,570	$(1,843,694)	$(27,478,876)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2017, National Financial Services, LLC, and Charles Schwab & Co., Inc., accounts holding shares for the benefit of others, held approximately 49.57% and 45.93%, respectively, of the voting securities of the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AlphaCore Absolute Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2017

As a shareholder of the Fund you incur (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from July 1, 2017 through December 31, 2017.

Actual Expenses: The left columns of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The right columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
	Actual			(5% return before expenses)
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account	Account	Paid	Account	Account	Paid	Annualized
	Value	Value	During	Value	Value	During	Expense
	7/1/17	12/31/17	Period*	7/1/17	12/31/17	Period*	Ratio

AlphaCore Absolute Fund – Institutional Class	$1,000.00	$1,016.20	$5.08	$1,000.00	$1,020.16	$5.09	1.00%

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the period ended December 31, 2017).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent year ending June 30 as well as a description of the policies and procedures that each Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-447-2532 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-447-2532.

Investment Adviser
AlphaCore Capital, LLC
875 Prospect St. Suite 315
La Jolla, CA 92037

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 3/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 3/6/18

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/6/18